Consolidated Balance Sheets (Parenthetical) - $ / shares	Dec. 31, 2017	Dec. 31, 2016
Statement of Financial Position [Abstract]
Common stock, par value	$ 1	$ 1
Common stock, shares authorized	50,000	50,000
Common stock, shares issued	1	1
Common stock, shares outstanding	1	1